Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and cash equivalents	$ 116,033	$ 167,794
Accounts receivable	168,050	231,027
Materials and supplies	98,243	95,660
Deferred financing costs, current	14,636	14,665
Deferred costs, current	10,582	25,199
Prepaid expenses and other current assets	12,467	17,056
Total current assets	420,011	551,401
Property and equipment, net	5,143,556	5,431,823
Deferred financing costs	29,583	45,978
Long-term receivable	202,575	0
Other assets	36,753	48,099
Total assets	5,832,478	6,077,301
Liabilities and shareholders’ equity:
Accounts payable	44,167	40,577
Accrued expenses	44,221	45,963
Long-term debt, current	89,583	369,000
Accrued interest	16,442	24,534
Derivative liabilities, current	7,483	8,648
Deferred revenue, current	49,227	84,104
Total current liabilities	251,123	572,826
Long-term debt, net of current maturities	2,795,845	2,781,242
Deferred revenue	60,639	108,812
Other long-term liabilities	32,816	35,549
Total long-term liabilities	$ 2,889,300	$ 2,925,603
Commitments and contingencies
Shareholders’ equity:
Common shares, $0.01 par value per share, 5,000,000 shares authorized, 232,770 shares issued and 211,207 and 215,784 shares outstanding as of December 31, 2015 and December 31, 2014, respectively	$ 2,185	$ 2,175
Additional paid-in capital	2,381,420	2,369,432
Treasury shares, at cost	(30,000)	(8,240)
Accumulated other comprehensive loss	(23,490)	(20,205)
Retained earnings	361,940	235,710
Total shareholders’ equity	2,692,055	2,578,872
Total liabilities and shareholders’ equity	$ 5,832,478	$ 6,077,301